UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2013

Vincent P. Corti

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMCAP Fund®

Semi-annual report for the six months ended August 31, 2013

AMCAP Fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2013 (the most recent calendar quarter-end):

Class A shares

Reflecting 5.75% maximum sales charge	1 year	5 years	10 years

Average annual total return	—	10.90%	7.38%
Cumulative total return	19.34%	67.72%	103.74%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.74% for Class A shares as of the prospectus dated May 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

Over the six months ended August 31, 2013, the U.S. stock market made further progress, reaching new all-time highs late in the period. The market was buoyed by generally better-than-expected quarterly earnings from many companies and signs the economic recovery was continuing. However, concerns remained about the overall pace of growth, the still relatively high unemployment rate and the direction of fiscal and monetary policy. An announcement by the Federal Reserve that it might start tapering its asset-purchase program as soon as September shook the market, but investor optimism resumed when, to the surprise of many, the Fed subsequently delayed taking action.

During the six-month period, AMCAP Fund outpaced the broader market with a total return of 12.4%, compared with 9.0% for the unmanaged Standard & Poor’s 500 Composite Index — a broad measure of mostly large U.S. stocks — and 10.5% for the Lipper Growth Funds Index, as shown in the chart below.

For the 12 months ended August 31, 2013, AMCAP posted a total return of 24.2%, compared with 18.7% for the S&P 500 and 20.4% for the Lipper Growth Funds Index. Over longer periods, the fund also exceeded both indexes. For the past five years, AMCAP had an average annual total return of 9.4%, compared with 7.3% for the S&P 500 and 6.7% for the Lipper index. Over its 46-year lifetime, the fund had an average annual total return of 11.4%, compared with 9.7% for the S&P 500 and 8.7% for the Lipper index.

Investment results analysis

Health care, the fund’s largest sector, continued to contribute to results, with many investments in the sector gaining during the period due to strong fundamental growth. These included biotechnology companies such as Gilead Sciences (the fund’s largest holding) and Biogen Idec (the fifth-largest holding), as well as health care service providers like UnitedHealth Group (now among the fund’s 10 largest holdings).

Results at a glance

For periods ended August 31, 2013, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/1/67)

AMCAP (Class A shares)	12.4%	24.2%	9.4%	7.3%	11.4%
Standard & Poor’s 500 Composite Index*	9.0	18.7	7.3	7.1	9.7
Lipper Growth Funds Index	10.5	20.4	6.7	6.3	8.7

*	The index is unmanaged and, therefore, has no expenses.

AMCAP Fund	1

Consumer-related companies also contributed to the fund’s returns during the period. Shares of Netflix (the fund’s fourth-largest holding), gained about 50% as the company continued to see strong demand for its online video services with the addition of new movies and original programming. Satellite television provider DIRECTV also made a notable contribution to the fund’s returns as its shares gained more than 20%. Among the fund’s consumer staples holdings, Green Mountain Coffee jumped 80% while tobacco company Philip Morris International declined nearly 10%.

Information technology, which is the fund’s second-largest sector, had mixed results. For instance, Microsoft and Google, which are among the fund’s top 10 largest holdings, both recorded positive returns. However, shares of software maker Oracle and services provider Accenture (both of which are also among the top 10 holdings) posted declines during the period.

The fund’s cash position (including other short-term securities) declined modestly from 12.7% to 11.7%. This position reflects some of the portfolio managers’ desire to hold “dry powder” in the event there are opportunities to invest that cash in companies at more attractive valuation levels in the future.

As the U.S. economy continues to strengthen, we are aware of the potential impact of rising interest rates and possible Fed action, but these developments are likely to occur gradually. In normal recoveries, interest rates typically rise as the economy rebounds, and we would expect this pattern to recur when the Fed becomes less active in the market. With this in mind, we remain sensitive to valuation.

AMCAP continues to be positioned in the fundamental growth sectors of the economy by investing in companies that have a solid track record of growth and characteristics that we believe are likely to support above-average growth in the future. Our focus on these fundamentals and the inherent worth of companies is critical to helping us identify investments that we believe represent the best value over the long term. We thank you for your continued support of these efforts.

Cordially,

Claudia P. Huntington	Timothy D. Armour
Vice Chairman of the Board	President

October 14, 2013

For current information about the fund, visit americanfunds.com.

2	AMCAP Fund

Summary investment portfolio August 31, 2013	unaudited

Industry sector diversification	Percent of net assets

Common stocks 88.31%	Shares	Value (000)	Percent of net assets
Health care 22.41%
Gilead Sciences, Inc.[1]	23,946,426	$1,443,251	4.49%
Biogen Idec Inc.[1]	2,871,400	611,666	1.90
UnitedHealth Group Inc.	7,290,000	522,985	1.63
St. Jude Medical, Inc.	8,826,465	444,942	1.38
Alexion Pharmaceuticals, Inc.[1]	3,510,000	378,238	1.18
Edwards Lifesciences Corp.[1]	4,953,900	348,656	1.08
Amgen Inc.	3,120,000	339,893	1.06
BioMarin Pharmaceutical Inc.[1]	5,113,723	334,795	1.04
Aetna Inc.	4,760,000	301,736	.94
Forest Laboratories, Inc.[1]	7,079,000	301,070	.94
Express Scripts Holding Co.[1]	4,337,700	277,092	.86
Hologic, Inc.[1]	12,624,100	269,398	.84
Other securities		1,627,625	5.07
		7,201,347	22.41

Information technology 16.69%
Google Inc., Class A1	775,700	656,940	2.05
Oracle Corp.	18,235,000	580,967	1.81
Microsoft Corp.	16,947,500	566,046	1.76
Accenture PLC, Class A	6,730,000	486,243	1.51
Texas Instruments Inc.	11,320,000	432,424	1.35
Avago Technologies Ltd.	8,600,000	331,186	1.03
Intuit Inc.	4,063,000	258,122	.80
Yahoo! Inc.[1]	8,514,000	230,900	.72
ASML Holding NV2	2,500,000	219,097	.68
Adobe Systems Inc.[1]	4,725,000	216,169	.67
Other securities		1,385,451	4.31
		5,363,545	16.69

AMCAP Fund	3

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Consumer discretionary 12.41%
Netflix, Inc.[1]	2,232,800	$633,914	1.97%
DIRECTV[1]	7,900,000	459,622	1.43
Johnson Controls, Inc.	10,156,294	411,635	1.28
Comcast Corp., Class A	7,458,900	313,945	.98
NIKE, Inc., Class B	3,700,000	232,434	.72
Amazon.com, Inc.[1]	764,000	214,669	.67
Harley-Davidson, Inc.	3,565,000	213,829	.67
YUM! Brands, Inc.	3,035,499	212,546	.66
Other securities		1,293,732	4.03
		3,986,326	12.41

Energy 10.18%
EOG Resources, Inc.	4,110,100	645,491	2.01
Schlumberger Ltd.	7,381,940	597,494	1.86
Baker Hughes Inc.	8,490,500	394,724	1.23
Apache Corp.	4,228,900	362,332	1.13
FMC Technologies, Inc.[1]	5,713,500	306,415	.95
Southwestern Energy Co.[1]	7,777,490	297,100	.93
Other securities		666,433	2.07
		3,269,989	10.18

Industrials 9.22%
Nielsen Holdings NV	10,091,161	348,145	1.08
Union Pacific Corp.	1,728,350	265,371	.83
Precision Castparts Corp.	1,225,000	258,769	.80
Dover Corp.	2,820,000	239,841	.75
General Dynamics Corp.	2,750,000	228,938	.71
United Parcel Service, Inc., Class B	2,630,000	225,075	.70
Other securities		1,396,857	4.35
		2,962,996	9.22

Financials 4.63%
Progressive Corp.	13,400,000	335,938	1.05
Capital One Financial Corp.	3,803,319	245,504	.76
Other securities		905,558	2.82
		1,487,000	4.63

4	AMCAP Fund

.	Shares	Value (000)	Percent of net assets
Consumer staples 4.13%
CVS/Caremark Corp.	6,250,000	$362,812	1.13%
Green Mountain Coffee Roasters, Inc.[1]	3,291,000	284,046	.88
Other securities		679,721	2.12
		1,326,579	4.13

Materials 3.53%
Celanese Corp., Series A3	8,496,922	418,389	1.31
AptarGroup, Inc.[3]	4,326,000	254,412	.79
Other securities		459,873	1.43
		1,132,674	3.53

Telecommunication services 0.73%
Other securities		234,866	.73

Miscellaneous 4.38%
Other common stocks in initial period of acquisition		1,408,560	4.38

Total common stocks (cost: $19,449,473,000)		28,373,882	88.31

AMCAP Fund	5

Short-term securities 11.57%	Principal amount (000)	Value (000)	Percent of net assets
Freddie Mac 0.079%–0.16% due 9/4/2013–6/27/2014	$1,368,950	$1,368,337	4.26%
Fannie Mae 0.08%–0.15% due 10/1/2013–8/1/2014	642,400	641,971	2.00
Federal Home Loan Bank 0.055%–0.15% due 9/13/2013–7/11/2014	295,246	295,136	.92
Coca-Cola Co. 0.11%–0.19% due 9/20–12/10/2013[4]	238,400	238,377	.74
Other securities		1,172,873	3.65

Total short-term securities (cost: $3,716,386,000)		3,716,694	11.57
Total investment securities (cost: $23,165,859,000)		32,090,576	99.88
Other assets less liabilities		37,830	.12

Net assets		$32,128,406	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 36 for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	AMCAP Fund

Investment in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended August 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2013 (000)
Celanese Corp., Series A	8,335,522	161,400	—	8,496,922	$2,251	$418,389
AptarGroup, Inc.	4,326,000	—	—	4,326,000	2,163	254,412
Polypore International, Inc.[1]	3,020,000	—	—	3,020,000	—	129,105
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	1,101	113,992
Big Lots, Inc.[1]	2,986,200	200,000	—	3,186,200	—	112,855
MITIE Group PLC[2]	24,021,000	—	—	24,021,000	2,113	103,077
Itron, Inc.[1]	2,548,314	—	—	2,548,314	—	95,460
C&J Energy Services, Inc.[1]	—	3,540,729	—	3,540,729	—	72,691
Logitech International SA5	11,000,000	—	11,000,000	—	—	—
Netflix, Inc.[1,5]	2,828,300	—	595,500	2,232,800	—	—
					$7,628	$1,299,981

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,080,747,000, which represented 3.36% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $869,393,000, which represented 2.71% of the net assets of the fund.
[5]	Unaffiliated issuer at 8/31/2013.

See Notes to Financial Statements

AMCAP Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $22,057,917)	$30,790,595
Affiliated issuers (cost: $1,107,942)	1,299,981	$32,090,576
Cash denominated in currencies other than U.S. dollars (cost: $6,521)		6,521
Cash		601
Receivables for:
Sales of investments	100,017
Sales of fund’s shares	46,635
Dividends	23,363	170,015
		32,267,713
Liabilities:
Payables for:
Purchases of investments	81,008
Repurchases of fund’s shares	30,923
Investment advisory services	8,607
Services provided by related parties	16,066
Trustees’ deferred compensation	2,455
Other	248	139,307
Net assets at August 31, 2013		$32,128,406

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,494,875
Undistributed net investment income		47,783
Undistributed net realized gain		1,660,939
Net unrealized appreciation		8,924,809
Net assets at August 31, 2013		$32,128,406

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,271,947 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$18,700,697	736,687	$25.38
Class B	209,055	8,707	24.01
Class C	1,250,461	52,558	23.79
Class F-1	2,675,678	105,977	25.25
Class F-2	1,392,661	54,778	25.42
Class 529-A	978,623	38,762	25.25
Class 529-B	33,105	1,384	23.92
Class 529-C	246,267	10,287	23.94
Class 529-E	51,086	2,049	24.93
Class 529-F-1	58,339	2,307	25.29
Class R-1	67,851	2,800	24.23
Class R-2	476,194	19,667	24.21
Class R-3	845,086	33,768	25.03
Class R-4	718,563	28,460	25.25
Class R-5	1,019,269	39,957	25.51
Class R-6	3,405,471	133,799	25.45

See Notes to Financial Statements

8	AMCAP Fund

Statement of operations	unaudited
for the six months ended August 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,796; also includes $7,628 from affiliates)	$160,440
Interest	2,430	$162,870

Fees and expenses*:
Investment advisory services	48,148
Distribution services	38,503
Transfer agent services	19,580
Administrative services	4,006
Reports to shareholders	856
Registration statement and prospectus	394
Trustees’ compensation	417
Auditing and legal	28
Custodian	78
State and local taxes	79
Other	687	112,776
Net investment income		50,094

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments (includes $60,825 net gain from affiliates)	1,661,494
Currency transactions	(473)	1,661,021
Net unrealized appreciation on:
Investments	1,769,679
Currency translations	98	1,769,777
Net realized gain and unrealized appreciation on investments and currency		3,430,798

Net increase in net assets resulting from operations		$3,480,892

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

AMCAP Fund	9

Statements of changes in net assets
	(dollars in thousands)

	Six months ended August 31, 2013*	Year ended February 28, 2013

Operations:
Net investment income	$50,094	$110,791
Net realized gain on investments and currency transactions	1,661,021	1,438,466
Net unrealized appreciation on investments and currency translations	1,769,777	1,227,679
Net increase in net assets resulting from operations	3,480,892	2,776,936

Dividends and distributions paid to shareholders:
Dividends from net investment income	(90,332)	(97,672)
Distributions from net realized gain on investments	(566,127)	—
Total dividends and distributions paid to shareholders	(656,459)	(97,672)

Net capital share transactions	1,778,208	670,646

Total increase in net assets	4,602,641	3,349,910

Net assets:
Beginning of period	27,525,765	24,175,855
End of period (including undistributed net investment income: $47,783 and $88,021, respectively)	$32,128,406	$27,525,765

*Unaudited.

See Notes to Financial Statements

10	AMCAP Fund

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies that have solid long-term growth records and the potential for good future growth.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

AMCAP Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	AMCAP Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

AMCAP Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities.

14	AMCAP Fund

Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$7,201,347	$—	$—	$7,201,347
Information technology	4,941,064	422,481	—	5,363,545
Consumer discretionary	3,776,473	209,853	—	3,986,326
Energy	3,162,251	107,738	—	3,269,989
Industrials	2,795,939	167,057	—	2,962,996
Financials	1,487,000	—	—	1,487,000
Consumer staples	1,193,218	133,361	—	1,326,579
Materials	1,132,674	—	—	1,132,674
Telecommunication services	234,866	—	—	234,866
Miscellaneous	1,368,303	40,257	—	1,408,560
Short-term securities	—	3,716,694	—	3,716,694
Total	$27,293,135	$4,797,441	$—	$32,090,576

*	Securities with a value of $725,163,000, which represented 2.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

AMCAP Fund	15

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 28, 2013, the fund had tax basis undistributed ordinary income of $90,244,000 and undistributed long-term capital gains of $566,045,000.

As of August 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$9,245,295
Gross unrealized depreciation on investment securities	(320,578)
Net unrealized appreciation on investment securities	8,924,717
Cost of investment securities	23,165,859

16	AMCAP Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended August 31, 2013			Year ended February 28, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$48,051	$328,924	$376,975	$61,089	$—	$61,089
Class B	—	4,230	4,230	—	—	—
Class C	—	23,705	23,705	—	—	—
Class F-1	8,355	47,041	55,396	7,357	—	7,357
Class F-2	5,788	22,816	28,604	6,626	—	6,626
Class 529-A	2,020	17,432	19,452	2,923	—	2,923
Class 529-B	—	672	672	—	—	—
Class 529-C	—	4,631	4,631	—	—	—
Class 529-E	6	930	936	64	—	64
Class 529-F-1	219	1,018	1,237	243	—	243
Class R-1	—	1,262	1,262	—	—	—
Class R-2	—	9,002	9,002	—	—	—
Class R-3	93	15,220	15,313	1,114	—	1,114
Class R-4	1,993	12,718	14,711	2,136	—	2,136
Class R-5	4,991	17,646	22,637	5,966	—	5,966
Class R-6	18,816	58,880	77,696	10,154	—	10,154
Total	$90,332	$566,127	$656,459	$97,672	$—	$97,672

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. For the six months ended August 31, 2013, the investment advisory services fee was $48,148,000, which was equivalent to an annualized rate of 0.315% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

AMCAP Fund	17

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

18	AMCAP Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

For the six months ended August 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$20,830	$13,508	$898	Not applicable
Class B	1,130	181	Not applicable	Not applicable
Class C	6,088	922	305	Not applicable
Class F-1	3,002	1,407	601	Not applicable
Class F-2	Not applicable	747	318	Not applicable
Class 529-A	1,003	561	236	$462
Class 529-B	176	24	9	17
Class 529-C	1,182	151	59	117
Class 529-E	124	18	12	24
Class 529-F-1	—	33	14	27
Class R-1	323	35	16	Not applicable
Class R-2	1,739	752	117	Not applicable
Class R-3	2,045	645	205	Not applicable
Class R-4	861	350	172	Not applicable
Class R-5	Not applicable	240	247	Not applicable
Class R-6	Not applicable	6	797	Not applicable
Total class-specific expenses	$38,503	$19,580	$4,006	$647

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $417,000, shown on the accompanying financial statements, includes $195,000 in current fees (either paid in cash or deferred) and a net increase of $222,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

AMCAP Fund	19

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended August 31, 2013

Class A	$1,271,764	51,568	$369,831	15,157	$(1,035,422)	(42,073)	$606,173	24,652
Class B	4,834	207	4,203	182	(63,344)	(2,715)	(54,307)	(2,326)
Class C	110,541	4,770	23,299	1,017	(134,120)	(5,785)	(280)	2
Class F-1	705,859	28,403	54,632	2,251	(260,671)	(10,642)	499,820	20,012
Class F-2	275,383	11,149	27,856	1,140	(329,404)	(13,747)	(26,165)	(1,458)
Class 529-A	64,131	2,613	19,450	801	(54,284)	(2,203)	29,297	1,211
Class 529-B	533	23	672	29	(7,879)	(337)	(6,674)	(285)
Class 529-C	18,645	800	4,631	201	(16,127)	(689)	7,149	312
Class 529-E	3,163	131	935	39	(3,060)	(126)	1,038	44
Class 529-F-1	6,643	270	1,236	51	(4,031)	(163)	3,848	158
Class R-1	9,367	399	1,260	54	(7,101)	(302)	3,526	151
Class R-2	57,519	2,453	8,992	386	(69,472)	(2,964)	(2,961)	(125)
Class R-3	103,738	4,286	15,301	636	(103,234)	(4,268)	15,805	654
Class R-4	87,880	3,597	14,704	606	(75,933)	(3,111)	26,651	1,092
Class R-5	92,404	3,722	22,450	916	(118,174)	(4,811)	(3,320)	(173)
Class R-6	784,243	32,469	77,653	3,177	(183,288)	(7,352)	678,608	28,294
Total net increase (decrease)	$3,596,647	146,860	$647,105	26,643	$(2,465,544)	(101,288)	$1,778,208	72,215

Year ended February 28, 2013

Class A	$1,999,597	94,426	$59,399	2,974	$(2,343,057)	(110,671)	$(284,061)	(13,271)
Class B	11,022	552	—	—	(172,352)	(8,664)	(161,330)	(8,112)
Class C	149,033	7,474	—	—	(258,325)	(12,987)	(109,292)	(5,513)
Class F-1	478,661	22,762	7,194	362	(437,291)	(20,795)	48,564	2,329
Class F-2	486,292	22,853	6,425	322	(289,593)	(13,424)	203,124	9,751
Class 529-A	138,261	6,571	2,923	147	(96,730)	(4,569)	44,454	2,149
Class 529-B	1,312	66	—	—	(18,525)	(929)	(17,213)	(863)
Class 529-C	35,720	1,783	—	—	(27,895)	(1,381)	7,825	402
Class 529-E	6,314	303	64	4	(5,134)	(246)	1,244	61
Class 529-F-1	10,117	473	242	12	(7,040)	(333)	3,319	152
Class R-1	18,067	897	—	—	(21,886)	(1,076)	(3,819)	(179)
Class R-2	113,259	5,570	—	—	(137,995)	(6,799)	(24,736)	(1,229)
Class R-3	241,266	11,625	1,113	56	(231,020)	(11,082)	11,359	599
Class R-4	216,714	10,334	2,135	107	(187,840)	(8,884)	31,009	1,557
Class R-5	197,534	9,333	5,920	295	(238,791)	(11,212)	(35,337)	(1,584)
Class R-6	1,140,401	52,352	10,154	508	(195,019)	(9,179)	955,536	43,681
Total net increase (decrease)	$5,243,570	247,374	$95,569	4,787	$(4,668,493)	(222,231)	$670,646	29,930

*Includes exchanges between share classes of the fund.

20	AMCAP Fund

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,553,011,000 and $3,644,311,000, respectively, during the six months ended August 31, 2013.

AMCAP Fund	21

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 8/31/2013[4,5]	$23.06	$.04	$2.81	$2.85
	Year ended 2/28/2013	20.78	.10	2.26	2.36
	Year ended 2/29/2012	19.78	.10	.97	1.07
	Year ended 2/28/2011	16.55	.08	3.23	3.31
	Year ended 2/28/2010	10.44	.08	6.19	6.27
	Year ended 2/28/2009	18.41	.16	(7.43)	(7.27)
Class B:	Six months ended 8/31/2013[4,5]	21.86	(.05)	2.66	2.61
	Year ended 2/28/2013	19.77	(.06)	2.15	2.09
	Year ended 2/29/2012	18.89	(.05)	.93	.88
	Year ended 2/28/2011	15.85	(.05)	3.09	3.04
	Year ended 2/28/2010	9.98	(.03)	5.93	5.90
	Year ended 2/28/2009	17.75	.04	(7.11)	(7.07)
Class C:	Six months ended 8/31/2013[4,5]	21.66	(.05)	2.64	2.59
	Year ended 2/28/2013	19.60	(.07)	2.13	2.06
	Year ended 2/29/2012	18.74	(.05)	.91	.86
	Year ended 2/28/2011	15.72	(.05)	3.07	3.02
	Year ended 2/28/2010	9.90	(.03)	5.88	5.85
	Year ended 2/28/2009	17.63	.03	(7.06)	(7.03)
Class F-1:	Six months ended 8/31/2013[4,5]	22.95	.04	2.80	2.84
	Year ended 2/28/2013	20.69	.10	2.25	2.35
	Year ended 2/29/2012	19.69	.10	.97	1.07
	Year ended 2/28/2011	16.48	.08	3.22	3.30
	Year ended 2/28/2010	10.39	.09	6.16	6.25
	Year ended 2/28/2009	18.31	.16	(7.38)	(7.22)
Class F-2:	Six months ended 8/31/2013[4,5]	23.11	.07	2.82	2.89
	Year ended 2/28/2013	20.83	.15	2.27	2.42
	Year ended 2/29/2012	19.83	.14	.98	1.12
	Year ended 2/28/2011	16.60	.12	3.24	3.36
	Year ended 2/28/2010	10.46	.12	6.20	6.32
	Period from 8/1/2008 to 2/28/2009[4]	16.52	.10	(6.16)	(6.06)

22	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.07)	$(.46)	$(.53)	$25.38	12.44%	$18,701	.72%[6]		.72%[6]		.34%[6]
(.08)	—	(.08)	23.06	11.44	16,417	.74		.74		.48
(.07)	—	(.07)	20.78	5.45	15,072	.73		.73		.50
(.08)	—	(.08)	19.78	20.09	14,891	.73		.73		.48
(.16)	—	(.16)	16.55	60.46	12,973	.78		.78		.57
—	(.70)	(.70)	10.44	(40.97)	8,687	.74		.71		1.03
—	(.46)	(.46)	24.01	12.07	209	1.48	[6]	1.48	[6]	(.42)[6]
—	—	—	21.86	10.52	241	1.50		1.50		(.29)
—	—	—	19.77	4.66	379	1.50		1.50		(.27)
—	—	—	18.89	19.18	562	1.50		1.50		(.29)
(.03)	—	(.03)	15.85	59.16	632	1.55		1.55		(.20)
—	(.70)	(.70)	9.98	(41.38)	499	1.50		1.48		.26
—	(.46)	(.46)	23.79	12.04	1,250	1.53	[6]	1.53	[6]	(.46)[6]
—	—	—	21.66	10.51	1,139	1.54		1.54		(.33)
—	—	—	19.60	4.59	1,138	1.52		1.52		(.30)
—	—	—	18.74	19.21	1,197	1.52		1.52		(.31)
(.03)	—	(.03)	15.72	59.18	1,065	1.56		1.56		(.21)
—	(.70)	(.70)	9.90	(41.44)	736	1.52		1.49		.24
(.08)	(.46)	(.54)	25.25	12.48	2,676	.74	[6]	.74	[6]	.32 [6]
(.09)	—	(.09)	22.95	11.41	1,973	.74		.74		.48
(.07)	—	(.07)	20.69	5.49	1,730	.73		.73		.50
(.09)	—	(.09)	19.69	20.10	1,641	.72		.72		.48
(.16)	—	(.16)	16.48	60.46	1,421	.74		.74		.61
—	(.70)	(.70)	10.39	(40.92)	1,077	.70		.67		1.06
(.12)	(.46)	(.58)	25.42	12.59	1,393	.49	[6]	.49	[6]	.56 [6]
(.14)	—	(.14)	23.11	11.70	1,300	.50		.50		.72
(.12)	—	(.12)	20.83	5.73	968	.49		.49		.74
(.13)	—	(.13)	19.83	20.38	657	.49		.49		.71
(.18)	—	(.18)	16.60	60.82	367	.52		.52		.79
—	—	—	10.46	(36.68)	87	.50	[6]	.48	[6]	1.50 [6]

See page 28 for footnotes.

AMCAP Fund	23

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 8/31/2013[4,5]	$22.93	$.03	$2.80	$2.83
	Year ended 2/28/2013	20.68	.08	2.25	2.33
	Year ended 2/29/2012	19.70	.08	.97	1.05
	Year ended 2/28/2011	16.49	.07	3.22	3.29
	Year ended 2/28/2010	10.41	.08	6.17	6.25
	Year ended 2/28/2009	18.36	.15	(7.40)	(7.25)
Class 529-B:	Six months ended 8/31/2013[4,5]	21.79	(.06)	2.65	2.59
	Year ended 2/28/2013	19.73	(.08)	2.14	2.06
	Year ended 2/29/2012	18.87	(.07)	.93	.86
	Year ended 2/28/2011	15.85	(.06)	3.08	3.02
	Year ended 2/28/2010	10.00	(.04)	5.93	5.89
	Year ended 2/28/2009	17.81	.02	(7.13)	(7.11)
Class 529-C:	Six months ended 8/31/2013[4,5]	21.80	(.06)	2.66	2.60
	Year ended 2/28/2013	19.74	(.08)	2.14	2.06
	Year ended 2/29/2012	18.88	(.07)	.93	.86
	Year ended 2/28/2011	15.86	(.06)	3.08	3.02
	Year ended 2/28/2010	10.00	(.04)	5.95	5.91
	Year ended 2/28/2009	17.82	.03	(7.15)	(7.12)
Class 529-E:	Six months ended 8/31/2013[4,5]	22.63	— [7]	2.76	2.76
	Year ended 2/28/2013	20.41	.03	2.22	2.25
	Year ended 2/29/2012	19.44	.03	.96	.99
	Year ended 2/28/2011	16.28	.02	3.18	3.20
	Year ended 2/28/2010	10.28	.03	6.10	6.13
	Year ended 2/28/2009	18.20	.10	(7.32)	(7.22)
Class 529-F-1:	Six months ended 8/31/2013[4,5]	22.98	.06	2.81	2.87
	Year ended 2/28/2013	20.73	.13	2.24	2.37
	Year ended 2/29/2012	19.74	.12	.98	1.10
	Year ended 2/28/2011	16.52	.11	3.22	3.33
	Year ended 2/28/2010	10.43	.11	6.18	6.29
	Year ended 2/28/2009	18.36	.18	(7.41)	(7.23)

24	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.05)	$(.46)	$(.51)	$25.25	12.45%	$979	.81%[6]		.81%[6]		.26%[6]
(.08)	—	(.08)	22.93	11.32	861	.82		.82		.40
(.07)	—	(.07)	20.68	5.36	732	.80		.80		.42
(.08)	—	(.08)	19.70	20.03	626	.79		.79		.41
(.17)	—	(.17)	16.49	60.35	474	.83		.83		.51
—	(.70)	(.70)	10.41	(40.97)	287	.79		.76		.98
—	(.46)	(.46)	23.92	11.97	33	1.60	[6]	1.60	[6]	(.54)[6]
—	—	—	21.79	10.44	36	1.62		1.62		(.41)
—	—	—	19.73	4.56	50	1.61		1.61		(.38)
—	—	—	18.87	19.05	68	1.59		1.59		(.38)
(.04)	—	(.04)	15.85	59.02	72	1.64		1.64		(.29)
—	(.70)	(.70)	10.00	(41.47)	48	1.60		1.57		.17
—	(.46)	(.46)	23.94	12.01	246	1.59	[6]	1.59	[6]	(.53)[6]
—	—	—	21.80	10.44	218	1.61		1.61		(.39)
—	—	—	19.74	4.55	189	1.60		1.60		(.37)
—	—	—	18.88	19.04	168	1.58		1.58		(.38)
(.05)	—	(.05)	15.86	59.02	134	1.63		1.63		(.28)
—	(.70)	(.70)	10.00	(41.44)	83	1.59		1.57		.17
— [7]	(.46)	(.46)	24.93	12.29	51	1.05	[6]	1.05	[6]	.02 [6]
(.03)	—	(.03)	22.63	11.06	45	1.06		1.06		.15
(.02)	—	(.02)	20.41	5.12	40	1.07		1.07		.16
(.04)	—	(.04)	19.44	19.68	35	1.08		1.08		.13
(.13)	—	(.13)	16.28	59.86	27	1.13		1.13		.22
—	(.70)	(.70)	10.28	(41.17)	17	1.09		1.06		.69
(.10)	(.46)	(.56)	25.29	12.58	58	.59	[6]	.59	[6]	.47 [6]
(.12)	—	(.12)	22.98	11.51	49	.61		.61		.61
(.11)	—	(.11)	20.73	5.63	41	.59		.59		.63
(.11)	—	(.11)	19.74	20.27	31	.58		.58		.62
(.20)	—	(.20)	16.52	60.70	20	.63		.63		.72
—	(.70)	(.70)	10.43	(40.86)	12	.59		.56		1.18

See page 28 for footnotes.

AMCAP Fund	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 8/31/2013[4,5]	$22.05	$(.05)	$2.69	$2.64
	Year ended 2/28/2013	19.94	(.06)	2.17	2.11
	Year ended 2/29/2012	19.06	(.05)	.93	.88
	Year ended 2/28/2011	15.99	(.05)	3.12	3.07
	Year ended 2/28/2010	10.09	(.03)	6.00	5.97
	Year ended 2/28/2009	17.95	.04	(7.20)	(7.16)
Class R-2:	Six months ended 8/31/2013[4,5]	22.03	(.04)	2.68	2.64
	Year ended 2/28/2013	19.92	(.05)	2.16	2.11
	Year ended 2/29/2012	19.03	(.05)	.94	.89
	Year ended 2/28/2011	15.97	(.05)	3.11	3.06
	Year ended 2/28/2010	10.08	(.04)	5.98	5.94
	Year ended 2/28/2009	17.94	.03	(7.19)	(7.16)
Class R-3:	Six months ended 8/31/2013[4,5]	22.71	— [7]	2.78	2.78
	Year ended 2/28/2013	20.48	.04	2.22	2.26
	Year ended 2/29/2012	19.50	.03	.97	1.00
	Year ended 2/28/2011	16.33	.03	3.17	3.20
	Year ended 2/28/2010	10.29	.04	6.11	6.15
	Year ended 2/28/2009	18.21	.11	(7.33)	(7.22)
Class R-4:	Six months ended 8/31/2013[4,5]	22.94	.04	2.80	2.84
	Year ended 2/28/2013	20.67	.10	2.25	2.35
	Year ended 2/29/2012	19.68	.09	.98	1.07
	Year ended 2/28/2011	16.47	.08	3.21	3.29
	Year ended 2/28/2010	10.40	.08	6.16	6.24
	Year ended 2/28/2009	18.33	.16	(7.39)	(7.23)
Class R-5:	Six months ended 8/31/2013[4,5]	23.19	.08	2.83	2.91
	Year ended 2/28/2013	20.90	.17	2.26	2.43
	Year ended 2/29/2012	19.89	.15	.98	1.13
	Year ended 2/28/2011	16.64	.13	3.25	3.38
	Year ended 2/28/2010	10.50	.13	6.22	6.35
	Year ended 2/28/2009	18.45	.20	(7.45)	(7.25)
Class R-6:	Six months ended 8/31/2013[4,5]	23.15	.09	2.82	2.91
	Year ended 2/28/2013	20.86	.18	2.26	2.44
	Year ended 2/29/2012	19.85	.16	.99	1.15
	Year ended 2/28/2011	16.60	.14	3.24	3.38
	Period from 5/1/2009 to 2/28/2010[4]	13.04	.11	3.61	3.72

26	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net (loss) income to average net assets[3]
$—	$(.46)	$(.46)	$24.23	12.05%	$68	1.48%[6]		1.48%[6]		(.42)%[6]
—	—	—	22.05	10.58	58	1.49		1.49		(.28)
—	—	—	19.94	4.62	56	1.50		1.50		(.27)
—	—	—	19.06	19.20	51	1.50		1.50		(.29)
(.07)	—	(.07)	15.99	59.14	40	1.53		1.53		(.19)
—	(.70)	(.70)	10.09	(41.36)	24	1.48		1.45		.29
—	(.46)	(.46)	24.21	12.07	476	1.44	[6]	1.44	[6]	(.38)[6]
—	—	—	22.03	10.59	436	1.48		1.48		(.26)
—	—	—	19.92	4.68	419	1.49		1.49		(.27)
—	—	—	19.03	19.16	431	1.50		1.50		(.30)
(.05)	—	(.05)	15.97	59.02	383	1.60		1.60		(.25)
—	(.70)	(.70)	10.08	(41.44)	238	1.59		1.57		.17
— [7]	(.46)	(.46)	25.03	12.33	845	1.03	[6]	1.03	[6]	.03 [6]
(.03)	—	(.03)	22.71	11.07	752	1.04		1.04		.17
(.02)	—	(.02)	20.48	5.14	666	1.04		1.04		.18
(.03)	—	(.03)	19.50	19.66	631	1.05		1.05		.16
(.11)	—	(.11)	16.33	60.02	541	1.08		1.08		.27
—	(.70)	(.70)	10.29	(41.15)	349	1.05		1.02		.70
(.07)	(.46)	(.53)	25.25	12.48	719	.73	[6]	.73	[6]	.34 [6]
(.08)	—	(.08)	22.94	11.40	628	.73		.73		.49
(.08)	—	(.08)	20.67	5.50	534	.73		.73		.49
(.08)	—	(.08)	19.68	20.07	491	.74		.74		.46
(.17)	—	(.17)	16.47	60.42	378	.77		.77		.57
—	(.70)	(.70)	10.40	(40.93)	252	.73		.70		1.04
(.13)	(.46)	(.59)	25.51	12.65	1,019	.43	[6]	.43	[6]	.64 [6]
(.14)	—	(.14)	23.19	11.74	931	.43		.43		.78
(.12)	—	(.12)	20.90	5.76	872	.43		.43		.79
(.13)	—	(.13)	19.89	20.45	870	.44		.44		.77
(.21)	—	(.21)	16.64	60.97	741	.47		.47		.89
—	(.70)	(.70)	10.50	(40.77)	619	.43		.40		1.35
(.15)	(.46)	(.61)	25.45	12.67	3,405	.38	[6]	.38	[6]	.69 [6]
(.15)	—	(.15)	23.15	11.83	2,442	.38		.38		.83
(.14)	—	(.14)	20.86	5.84	1,290	.39		.39		.83
(.13)	—	(.13)	19.85	20.50	851	.39		.39		.80
(.16)	—	(.16)	16.60	28.85	380	.42	[6]	.42	[6]	.90 [6]

See page 28 for footnotes.

AMCAP Fund	27

Financial highlights (continued)

	Six months ended	Year ended February 28 or 29
	August 31, 2013[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	14%	27%	31%	28%	29%	37%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.

See Notes to Financial Statements

28	AMCAP Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2013, through August 31, 2013).

Actual expenses:

The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

AMCAP Fund	29

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on page 31 are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	AMCAP Fund

	Beginning account value 3/1/2013	Ending account value 8/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,124.38	$3.86	.72%
Class A — assumed 5% return	1,000.00	1,021.58	3.67	.72
Class B — actual return	1,000.00	1,120.74	7.91	1.48
Class B — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class C — actual return	1,000.00	1,120.39	8.18	1.53
Class C — assumed 5% return	1,000.00	1,017.49	7.78	1.53
Class F-1 — actual return	1,000.00	1,124.79	3.96	.74
Class F-1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class F-2 — actual return	1,000.00	1,125.93	2.63	.49
Class F-2 — assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 529-A — actual return	1,000.00	1,124.48	4.34	.81
Class 529-A — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 529-B — actual return	1,000.00	1,119.70	8.55	1.60
Class 529-B — assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class 529-C — actual return	1,000.00	1,120.08	8.50	1.59
Class 529-C — assumed 5% return	1,000.00	1,017.19	8.08	1.59
Class 529-E — actual return	1,000.00	1,122.90	5.62	1.05
Class 529-E — assumed 5% return	1,000.00	1,019.91	5.35	1.05
Class 529-F-1 — actual return	1,000.00	1,125.83	3.16	.59
Class 529-F-1 — assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-1 — actual return	1,000.00	1,120.52	7.91	1.48
Class R-1 — assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class R-2 — actual return	1,000.00	1,120.66	7.70	1.44
Class R-2 — assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-3 — actual return	1,000.00	1,123.35	5.51	1.03
Class R-3 — assumed 5% return	1,000.00	1,020.01	5.24	1.03
Class R-4 — actual return	1,000.00	1,124.84	3.91	.73
Class R-4 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class R-5 — actual return	1,000.00	1,126.55	2.30	.43
Class R-5 — assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-6 — actual return	1,000.00	1,126.67	2.04	.38
Class R-6 — assumed 5% return	1,000.00	1,023.29	1.94	.38

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	31

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2014. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2012. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee

32	AMCAP Fund

reviewed the fund’s investment results measured against the Lipper Growth Funds Index, the Lipper Multi-Cap Core Funds Index and the S&P 500 Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the 20-year and five-year periods, and were mixed for the 10-year period. The board and the committee concluded that the fund’s investment results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of similar funds included in the Lipper Growth Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	33

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

34	AMCAP Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

AMCAP Fund	35

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus,which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete August 31, 2013, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

36	AMCAP Fund

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The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund® Investment portfolio August 31, 2013

unaudited

Common stocks 88.31%
		Value
Health care 22.41%	Shares	(000)

Gilead Sciences, Inc.[1]	23,946,426	$1,443,251
Biogen Idec Inc.[1]	2,871,400	611,666
UnitedHealth Group Inc.	7,290,000	522,985
St. Jude Medical, Inc.	8,826,465	444,942
Alexion Pharmaceuticals, Inc.[1]	3,510,000	378,238
Edwards Lifesciences Corp.[1]	4,953,900	348,656
Amgen Inc.	3,120,000	339,893
BioMarin Pharmaceutical Inc.[1]	5,113,723	334,795
Aetna Inc.	4,760,000	301,736
Forest Laboratories, Inc.[1]	7,079,000	301,070
Express Scripts Holding Co.[1]	4,337,700	277,092
Hologic, Inc.[1]	12,624,100	269,398
Stryker Corp.	3,170,100	212,048
Endo Health Solutions Inc.[1]	5,090,000	209,148
Humana Inc.	2,250,000	207,180
Allergan, Inc.	2,160,000	190,901
Zimmer Holdings, Inc.	2,350,600	185,909
Boston Scientific Corp.[1]	16,862,394	178,404
Thermo Fisher Scientific Inc.	1,666,100	148,000
Illumina, Inc.[1]	1,584,810	123,362
athenahealth, Inc.[1]	820,400	86,544
ArthroCare Corp.[1]	720,000	22,802
Centene Corp.[1]	355,648	20,325
Medtronic, Inc.	307,600	15,918
Fleury SA, ordinary nominative	1,800,000	13,919
Abbott Laboratories	395,000	13,165
		7,201,347
Information technology 16.69%

Google Inc., Class A1	775,700	656,940
Oracle Corp.	18,235,000	580,967
Microsoft Corp.	16,947,500	566,046
Accenture PLC, Class A	6,730,000	486,243
Texas Instruments Inc.	11,320,000	432,424
Avago Technologies Ltd.	8,600,000	331,186
Intuit Inc.	4,063,000	258,122
Yahoo! Inc.[1]	8,514,000	230,900
ASML Holding NV2	2,500,000	219,097
Adobe Systems Inc.[1]	4,725,000	216,169
FactSet Research Systems, Inc.	1,896,000	194,056
Baidu, Inc., Class A (ADR)[1]	1,283,000	173,885
Trimble Navigation Ltd.[1]	5,762,700	145,508
SAP AG2	1,800,000	133,054
Automatic Data Processing, Inc.	1,750,000	124,530
Autodesk, Inc.[1]	3,000,000	110,250
Common stocks
		Value
Information technology (continued)	Shares	(000)

EMC Corp.	4,200,000	$ 108,276
Itron, Inc.[1,3]	2,548,314	95,460
Samsung Electronics Co. Ltd.[2]	57,300	70,330
OpenTable, Inc.[1]	600,000	44,724
Linear Technology Corp.	1,050,000	40,247
Apple Inc.	80,000	38,964
Visa Inc., Class A	200,000	34,884
Xilinx, Inc.	496,900	21,575
KLA-Tencor Corp.	383,000	21,122
Maxim Integrated Products, Inc.	661,400	18,417
Liquidity Services, Inc.[1]	343,089	10,169
		5,363,545
Consumer discretionary 12.41%

Netflix, Inc.[1]	2,232,800	633,914
DIRECTV[1]	7,900,000	459,622
Johnson Controls, Inc.	10,156,294	411,635
Comcast Corp., Class A	7,458,900	313,945
NIKE, Inc., Class B	3,700,000	232,434
Amazon.com, Inc.[1]	764,000	214,669
Harley-Davidson, Inc.	3,565,000	213,829
YUM! Brands, Inc.	3,035,499	212,546
lululemon athletica inc.[1]	2,190,201	155,154
Time Warner Inc.	2,500,000	151,325
JCDecaux SA2	4,400,000	147,374
Garmin Ltd.	2,900,000	118,233
Texas Roadhouse, Inc.[3]	4,587,200	113,992
Big Lots, Inc.[1,3]	3,186,200	112,855
Time Warner Cable Inc.	1,003,293	107,703
DreamWorks Animation SKG, Inc., Class A1	3,300,000	93,390
Twenty-First Century Fox, Inc., Class A	2,550,000	79,891
Weight Watchers International, Inc.	2,191,000	78,745
Kohl's Corp.	800,000	41,048
WPP PLC[2]	2,021,700	37,440
Nordstrom, Inc.	566,000	31,543
British Sky Broadcasting Group PLC[2]	1,925,000	25,039
		3,986,326
Energy 10.18%

EOG Resources, Inc.	4,110,100	645,491
Schlumberger Ltd.	7,381,940	597,494
Baker Hughes Inc.	8,490,500	394,724
Apache Corp.	4,228,900	362,332
FMC Technologies, Inc.[1]	5,713,500	306,415
Southwestern Energy Co.[1]	7,777,490	297,100
Devon Energy Corp.	2,692,000	153,686
Chevron Corp.	1,165,500	140,361
BG Group PLC[2]	5,666,000	107,738
Ultra Petroleum Corp.[1]	4,875,000	100,913
Transocean Ltd.	1,710,000	77,173
C&J Energy Services, Inc.[1,3]	3,540,729	72,691
Range Resources Corp.	185,000	13,871
		3,269,989
Common stocks
		Value
Industrials 9.22%	Shares	(000)

Nielsen Holdings NV	10,091,161	$ 348,145
Union Pacific Corp.	1,728,350	265,371
Precision Castparts Corp.	1,225,000	258,769
Dover Corp.	2,820,000	239,841
General Dynamics Corp.	2,750,000	228,938
United Parcel Service, Inc., Class B	2,630,000	225,075
Verisk Analytics, Inc., Class A1	2,976,300	185,066
CSX Corp.	6,790,700	167,119
Sensata Technologies Holding NV1	4,350,000	162,168
Polypore International, Inc.[1,3]	3,020,000	129,105
Southwest Airlines Co.	9,385,000	120,222
Moog Inc., Class A1	2,295,597	116,616
MITIE Group PLC[2,3]	24,021,000	103,077
Chart Industries, Inc.[1]	775,000	88,490
Landstar System, Inc.	1,381,700	75,510
Serco Group PLC[2]	7,540,700	63,980
Danaher Corp.	754,900	49,461
Norfolk Southern Corp.	627,000	45,244
FedEx Corp.	402,700	43,234
Waste Connections, Inc.	623,301	26,403
Robert Half International Inc.	600,000	21,162
		2,962,996
Financials 4.63%

Progressive Corp.	13,400,000	335,938
Capital One Financial Corp.	3,803,319	245,504
PNC Financial Services Group, Inc.	2,185,000	157,910
State Street Corp.	2,000,000	133,440
BB&T Corp.	3,500,000	118,860
JPMorgan Chase & Co.	2,270,000	114,703
Torchmark Corp.	1,200,000	82,668
Aon PLC, Class A	1,242,000	82,444
Arch Capital Group Ltd.[1]	1,500,000	79,965
American Express Co.	600,000	43,146
U.S. Bancorp	1,045,000	37,756
Charles Schwab Corp.	1,750,000	36,540
Altisource Portfolio Solutions SA1	139,000	18,126
		1,487,000
Consumer staples 4.13%

CVS/Caremark Corp.	6,250,000	362,812
Green Mountain Coffee Roasters, Inc.[1]	3,291,000	284,046
Philip Morris International Inc.	2,218,500	185,112
Whole Foods Market, Inc.	3,310,000	174,603
L'Oréal SA, non-registered shares[2]	800,000	133,361
Costco Wholesale Corp.	910,000	101,802
Altria Group, Inc.	1,750,000	59,290
PepsiCo, Inc.	320,500	25,553
		1,326,579
Materials 3.53%

Celanese Corp., Series A3	8,496,922	418,389
AptarGroup, Inc.[3]	4,326,000	254,412
Common stocks
		Value
Materials (continued)	Shares	(000)

Praxair, Inc.	1,451,531	$ 170,409
Valspar Corporation	2,089,185	129,864
Freeport-McMoRan Copper & Gold Inc.	3,000,000	90,660
Barrick Gold Corp.	3,600,000	68,940
		1,132,674
Telecommunication services 0.73%

Crown Castle International Corp.[1]	1,471,000	102,117
tw telecom inc.[1]	2,885,600	82,586
United States Cellular Corp.	734,300	31,413
SBA Communications Corp., Class A1	250,000	18,750
		234,866
Miscellaneous 4.38%

Other common stocks in initial period of acquisition		1,408,560
Total common stocks (cost: $19,449,473,000)		28,373,882
	Principal amount
Short-term securities 11.57%	(000)

Freddie Mac 0.079%–0.16% due 9/4/2013–6/27/2014	$1,368,950	1,368,337
Fannie Mae 0.08%–0.15% due 10/1/2013–8/1/2014	642,400	641,971
Federal Home Loan Bank 0.055%–0.15% due 9/13/2013–7/11/2014	295,246	295,136
Coca-Cola Co. 0.11%–0.19% due 9/20–12/10/2013[4]	238,400	238,377
Chariot Funding, LLC 0.24%–0.25% due 9/9/2013–1/6/2014[4]	117,400	117,369
Jupiter Securitization Co., LLC 0.27% due 9/18/2013[4]	43,900	43,896
JPMorgan Chase & Co. 0.14% due 10/15/2013	8,000	7,999
Federal Farm Credit Banks 0.13%–0.14% due 9/24/2013–6/10/2014	163,700	163,628
Wells Fargo & Co. 0.13%–0.18% due 9/4–12/17/2013	128,900	128,819
Procter & Gamble Co. 0.08%–0.14% due 11/7–12/3/2013[4]	125,700	125,682
General Electric Capital Corp. 0.13%–0.17% due 9/10–10/22/2013	102,600	102,591
Private Export Funding Corp. 0.12%–0.23% due 10/7–11/18/2013[4]	80,800	80,782
Merck & Co. Inc. 0.07%–0.12% due 9/18–9/19/2013[4]	74,000	73,997
John Deere Capital Corp. 0.07% due 9/26/2013[4]	39,500	39,498
John Deere Financial Ltd. 0.08% due 9/25/2013[4]	25,000	24,999
Abbott Laboratories 0.10% due 10/8/2013[4]	51,900	51,897
Regents of the University of California 0.12%–0.15% due 10/9–10/25/2013	51,600	51,592
Google Inc. 0.10% due 9/24/2013[4]	47,900	47,896
U.S. Treasury Bill 0.056% due 9/12/2013	35,000	34,999
U.S. Bank, N.A. 0.04% due 9/3/2013	28,800	28,800
Wal-Mart Stores, Inc. 0.06% due 9/9/2013[4]	25,000	25,000
Harvard University 0.10% due 10/16/2013	23,431	23,429
Total short-term securities (cost: $3,716,386,000)		3,716,694
Total investment securities (cost: $23,165,859,000)		32,090,576
Other assets less liabilities		37,830
Net assets		$32,128,406

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,080,747,000, which represented 3.36% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3 Represents an affiliated company as defined under the Investment Company Act of 1940.

4 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $869,393,000, which represented 2.71% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-002-1013O-S37704

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: October 31, 2013

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: October 31, 2013